Share-based Compensation (Share option assumptions) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected term (years)			6 years 1 month 28 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (as a percent)	54.23%	56.10%	57.60%
Expected term (years)	5 years 10 months 28 days	5 years 9 months 22 days
Risk-free interest rate (per annum) (as a percent)	1.90%	1.43%	1.54%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate (as a percent)	54.32%	57.50%	58.42%
Expected term (years)	6 years 1 month 28 days	6 years 1 month 28 days
Risk-free interest rate (per annum) (as a percent)	1.98%	1.88%	1.88%